UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	10/31/14

The following N-CSR relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR Form will be filed for this series, as appropriate.

                                    DREYFUS PREMIER INVESTMENT FUNDS, INC.

-          Dreyfus Diversified International Fund

-          Dreyfus Global Real Estate Securities Fund

-          Dreyfus Greater China Fund

P:\Word Processing\FILINGS-2013\GROUP 2\NCSR\092\12-31-13\NCSR 12-31-13 annual form.doc

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus
Diversified
International Fund

ANNUAL REPORT October 31, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
26	Report of Independent Registered Public Accounting Firm
27	Important Tax Information
28	Board Members Information
30	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Diversified
International Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Diversified International Fund, covering the 12-month period from November 1, 2013, through October 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

For the 12-month reporting period overall, international stock markets generally lost a modest degree of value due to renewed concerns regarding geopolitical tensions and persistently sluggish growth in Europe and the emerging markets. Results were especially weak in January 2014 and over the last four months of the reporting period, offsetting gains at other times when investors responded more positively to aggressively accommodative monetary policies throughout much of the world. A strengthening U.S. dollar against most other major currencies also helped dampen returns for U.S. investors.

Some forces appear likely to support international stock prices over the foreseeable future: Low inflation has enabled the European Central Bank to reduce short-term interest rates further, China’s economic slowdown appears increasingly unlikely to devolve into a more severe financial crisis, and India’s stock market has surged after the election of a more business-friendly government.Yet, some countries are faring better economically than others and monetary policies have begun to diverge, affecting currency exchange rates and capital flows. Consequently, selectivity and a long-term perspective seem poised to become more important determinants of investment success. As always, we urge you to talk regularly with your financial advisor to assess the potential impact of these and other developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
November 17, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2013, through October 31, 2014, as provided by Richard B. Hoey and Keith L. Stransky, CFA, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended October 31, 2014, Dreyfus Diversified International Fund’s Class A shares produced a total return of 0.20%, Class C shares returned –0.54%, and Class I shares returned 0.46%.1 This compares with a –0.60% total return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE® Index”), during the same period.2

Developed equity markets generally advanced early in the reporting period amid signs of improving global business prospects, but renewed economic concerns and a strong U.S. Dollar in the past six months sparked declines that offset previous gains. The fund produced higher returns than its benchmark, largely due to good timing in a shift in our asset allocation strategy to a more defensive position.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation.To pursue its goal, the fund normally allocates its assets among other mutual funds advised by The Dreyfus Corporation or its affiliates, referred to as underlying funds, that invest primarily in stocks issued by foreign companies.The underlying funds are selected by the Dreyfus Investment Committee based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors.The Dreyfus Investment Committee will rebalance the fund’s investments in the underlying funds at least annually, but may do so more often in response to market conditions. As of October 31, 2014, the fund’s market value was allocated as follows:

Underlying Funds	(%)
Dreyfus/Newton International Equity Fund	29.6
Dreyfus International Equity Fund	27.4
International Stock Fund	28.6
Dreyfus International Value Fund	11.0
Dreyfus Emerging Markets Fund	3.4

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Some of the underlying funds tend to have relatively low measured volatility, which is reflected in a low measured volatility in the fund. This position may potentially cushion declines in weak markets, which contributed to better relative performance in the second half of the fiscal year.

International Markets Faltered Amid Heightened Volatility

International equity markets ended the reporting period with roughly flat returns, on average. European stock markets mostly climbed during the first seven months of the reporting period as economic growth appeared to pick up in some countries, such as Germany, and signs of recovery emerged in some of the region’s more troubled economies, including Italy and Spain. Investors also responded positively to stimulative monetary policy actions from the European Central Bank. However, European stocks came under severe pressure over the summer due to disappointing GDP growth rates and deflation fears. Worries about conflicts in the Middle East and Ukraine also weighed on investor sentiment.

Developed markets in Asia also generally generated modest losses. The Japanese stock market struggled with stalling growth, higher consumption taxes, and the fading benefits of aggressively stimulative monetary policies. Stocks in Hong Kong and Australia were hampered by slowing economic growth and sluggish demand for commodities in China. Results from the emerging markets were undermined by economic weakness in Russia and Brazil. Returns from unhedged international stocks for U.S. investors were further dampened by a strengthening U.S. dollar, which gained considerable value against the euro and Japanese yen.

Allocation Changes Bolstered Relative Results

Although weak international equity markets dampened the fund’s absolute returns, its relative performance was buoyed by shifts to a more defensive investment posture in May and August.At those times, we reduced the fund’s overall exposure to Dreyfus Emerging Markets Fund and increased its position in the relatively defensive strategy employed by International Stock Fund. These moves proved timely, as they helped shelter the fund from broad market declines over the reporting period’s second half.

The fund generally received favorable results from its underlying funds, as a majority outperformed the MSCI EAFE Index. Dreyfus International Equity Fund produced the highest returns, while Dreyfus International Value Fund (which received the

4

smallest allocation of assets over the reporting period) lagged market averages. In the aggregate, the fund benefited from underweighted exposure to European stocks and an overweighted position in Asian emerging markets. From an industry group standpoint, relatively heavy exposure to the consumer staples sector aided relative results, as did a relatively light position in the financials sector.

Maintaining a Cautious Investment Posture

We currently expect the global economy to expand gradually over the foreseeable future. However, we also anticipate that the performance of individual markets will diverge more widely as central banks in Europe and Japan retain aggressively accommodative monetary policies while their counterparts in the United States and United Kingdom move toward less stimulative policies. Therefore, as of the reporting period’s end, we have retained the fund’s generally defensive stance. Still, we continue to monitor global economic and market conditions closely, and we remain prepared to adopt a more constructive positioning as circumstances change.

November 17, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the prospectus of the fund and that of each underlying fund.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Each underlying fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with such companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.These risks are higher in emerging market countries.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation through March 1, 2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Morgan Stanley Capital International Europe,Australasia, Far East (MSCI EAFE) Index is an
unmanaged index composed of a sample of companies representative of the market structure of European and Pacific
Basin countries. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A, Class C and Class I shares of Dreyfus
Diversified International Fund on 12/18/07 (inception date) to a $10,000 investment made in the Morgan Stanley
Capital International Europe,Australasia, Far East Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Unlike a mutual fund, the
Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 10/31/14

	Inception			From
	Date	1 Year	5 Years	Inception
Class A shares
with maximum sales charge (5.75%)	12/18/07	–5.54%	4.65%	–0.26%
without sales charge	12/18/07	0.20%	5.91%	0.60%
Class C shares
with applicable redemption charge †	12/18/07	–1.52%	5.13%	–0.16%
without redemption	12/18/07	–0.54%	5.13%	–0.16%
Class I shares	12/18/07	0.46%	6.18%	0.84%
Morgan Stanley Capital International
Europe, Australasia, Far East Index	12/31/07	–0.60%	6.52%	–0.16%††

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	For comparative purposes, the value of the Index as of 12/31/07 is used as the beginning value on 12/18/07.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Diversified International Fund from May 1, 2014 to October 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2014

	Class A	Class C	Class I
Expenses paid per $1,000†	$1.80	$5.54	$.15
Ending value (after expenses)	$983.00	$979.60	$984.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2014

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 1.84	$ 5.65	$ .15
Ending value (after expenses)	$1,023.39	$ 1,019.61	$ 1,025.05

† Expenses are equal to the fund’s annualized expense ratio of .36% for Class A, 1.11% for Class C and .03%
for Class I, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
October 31, 2014

Registered Investment Companies—99.2%	Shares		Value ($)
Foreign Equity
Dreyfus Emerging Markets Fund, Cl. Y	2,188,915	[a]	22,567,710
Dreyfus International Equity Fund, Cl. I	5,132,818	[a]	182,882,291
Dreyfus International Value Fund, Cl. I	6,117,941	[a]	73,660,015
Dreyfus/Newton International Equity Fund, Cl. Y	9,784,874	[a]	197,850,160
International Stock Fund, Cl. Y	12,542,250	[a]	190,893,041
Total Investments (cost $550,445,309)	99.2%		667,853,217
Cash and Receivables (Net)	.8%		5,707,520
Net Assets	100.0%		673,560,737
a Investment in affiliated mutual fund.

Portfolio Summary (Unaudited)†
			Value ($)
Mutual Funds: Foreign			99.2
† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2014

		Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of Investments		550,445,309	667,853,217
Cash			4,909,866
Receivable for shares of Common Stock subscribed			980,261
Prepaid expenses			27,276
Due from The Dreyfus Corporation and affiliates—Note 3 (c)			1,299
			673,771,919
Liabilities ($):
Payable for shares of Common Stock redeemed			104,831
Accrued expenses			106,351
			211,182
Net Assets ($)			673,560,737
Composition of Net Assets ($):
Paid-in capital			581,181,307
Accumulated distributions in excess of investment income—net			(134,525)
Accumulated net realized gain (loss) on investments			(24,893,953)
Accumulated net unrealized appreciation
(depreciation) on investments in affiliated issuers			117,407,908
Net Assets ($)			673,560,737

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	11,417,998	211,539	661,931,200
Shares Outstanding	986,927	18,379	57,045,955
Net Asset Value Per Share ($)	11.57	11.51	11.60

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Year Ended October 31, 2014

Investment Income ($):
Income:
Cash dividends from affiliated issuers	7,539,841
Expenses:
Shareholder servicing costs—Note 3(c)	106,962
Professional fees	74,954
Registration fees	53,691
Directors’ fees and expenses—Note 3(d)	36,972
Prospectus and shareholders’ reports	12,391
Loan commitment fees—Note 2	5,509
Custodian fees—Note 3(c)	4,866
Distribution fees—Note 3(b)	1,454
Miscellaneous	19,770
Total Expenses	316,569
Less—reduction in expenses due to undertaking—Note 3(a)	(68,513)
Less—reduction in fees due to earnings credits—Note 3(c)	(14)
Net Expenses	248,042
Investment Income—Net	7,291,799
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	3,279,352
Net unrealized appreciation (depreciation) on
investments in affiliated issuers	(8,415,853)
Net Realized and Unrealized Gain (Loss) on Investments	(5,136,501)
Net Increase in Net Assets Resulting from Operations	2,155,298

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2014	2013
Operations ($):
Investment income—net	7,291,799	8,747,780
Net realized gain (loss) on
investments in affiliated issuers	3,279,352	3,891,226
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	(8,415,853)	78,056,777
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,155,298	90,695,783
Dividends to Shareholders from ($):
Investment income—net:
Class A	(109,281)	(130,063)
Class C	(1,320)	(108)
Class I	(7,189,193)	(8,676,444)
Total Dividends	(7,299,794)	(8,806,615)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	5,281,009	1,079,773
Class C	64,442	93,121
Class I	260,748,500	68,610,954
Dividends reinvested:
Class A	108,590	129,623
Class C	1,320	92
Class I	1,047,551	963,573
Cost of shares redeemed:
Class A	(2,605,435)	(2,696,371)
Class C	(36,600)	(49,772)
Class I	(65,426,472)	(141,739,068)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	199,182,905	(73,608,075)
Total Increase (Decrease) in Net Assets	194,038,409	8,281,093
Net Assets ($):
Beginning of Period	479,522,328	471,241,235
End of Period	673,560,737	479,522,328
Distributions in excess of
investment income–net	(134,525)	(126,530)

12

	Year Ended October 31,
	2014	2013
Capital Share Transactions:
Class Aa
Shares sold	453,863	99,708
Shares issued for dividends reinvested	9,290	12,671
Shares redeemed	(220,936)	(254,552)
Net Increase (Decrease) in Shares Outstanding	242,217	(142,173)
Class Ca
Shares sold	5,492	8,495
Shares issued for dividends reinvested	113	9
Shares redeemed	(3,199)	(4,552)
Net Increase (Decrease) in Shares Outstanding	2,406	3,952
Class I
Shares sold	22,395,377	6,423,133
Shares issued for dividends reinvested	89,611	94,191
Shares redeemed	(5,611,885)	(13,466,771)
Net Increase (Decrease) in Shares Outstanding	16,873,103	(6,949,447)

a During the period ended October 31, 2013, 2,490 Class C shares representing $28,107 were exchanged for 2,492
Class A shares.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended October 31,
Class A Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	11.69	9.78	9.38	10.16	9.45
Investment Operations:
Investment income—net[a]	.11	.17	.16	.09	.09
Net realized and unrealized
gain (loss) on investments	(.09)	1.89	.42	(.73)	.86
Total from Investment Operations	.02	2.06	.58	(.64)	.95
Distributions:
Dividends from investment income—net	(.14)	(.15)	(.18)	(.14)	(.12)
Dividends from net realized
gain on investments	—	—	—	—	(.12)
Total Distributions	(.14)	(.15)	(.18)	(.14)	(.24)
Net asset value, end of period	11.57	11.69	9.78	9.38	10.16
Total Return (%)[b]	.20	21.29	6.39	(6.47)	10.18
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[c]	.97	.40	.41	.40	.40
Ratio of net expenses
to average net assets[c]	.34	.34	.41	.24	.30
Ratio of net investment income
to average net assets[c]	.95	1.64	1.70	.90	.92
Portfolio Turnover Rate	9.48	10.28	30.63	16.15	20.78
Net Assets, end of period ($ x 1,000)	11,418	8,702	8,675	10,310	7,701

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

14

		Year Ended October 31,
Class C Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	11.65	9.69	9.35	10.10	9.38
Investment Operations:
Investment income—net[a]	.05	.05	.17	.01	.08
Net realized and unrealized
gain (loss) on investments	(.11)	1.92	.34	(.71)	.78
Total from Investment Operations	(.06)	1.97	.51	(.70)	.86
Distributions:
Dividends from investment income—net	(.08)	(.01)	(.17)	(.05)	(.02)
Dividends from net realized
gain on investments	—	—	—	—	(.12)
Total Distributions	(.08)	(.01)	(.17)	(.05)	(.14)
Net asset value, end of period	11.51	11.65	9.69	9.35	10.10
Total Return (%)[b]	(.54)	20.33	5.65	(7.01)	9.21
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[c]	1.45	1.63	1.47	1.48	1.63
Ratio of net expenses
to average net assets[c]	1.09	1.10	1.17	.70	1.07
Ratio of net investment income
to average net assets[c]	.46	.47	1.71	.13	.85
Portfolio Turnover Rate	9.48	10.28	30.63	16.15	20.78
Net Assets, end of period ($ x 1,000)	212	186	116	109	69

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

		Year Ended October 31,
Class I Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	11.72	9.81	9.39	10.18	9.47
Investment Operations:
Investment income—net[a]	.15	.21	.18	.11	.11
Net realized and unrealized
gain (loss) on investments	(.09)	1.89	.44	(.74)	.86
Total from Investment Operations	.06	2.10	.62	(.63)	.97
Distributions:
Dividends from investment income—net	(.18)	(.19)	(.20)	(.16)	(.14)
Dividends from net realized
gain on investments	—	—	—	—	(.12)
Total Distributions	(.18)	(.19)	(.20)	(.16)	(.26)
Net asset value, end of period	11.60	11.72	9.81	9.39	10.18
Total Return (%)	.46	21.69	6.82	(6.33)	10.34
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[b]	.04	.04	.06	.05	.05
Ratio of net expenses
to average net assets[b]	.04	.04	.06	.04	.04
Ratio of net investment income
to average net assets[b]	1.24	1.94	1.91	1.07	1.10
Portfolio Turnover Rate	9.48	10.28	30.63	16.15	20.78
Net Assets, end of period ($ x 1,000)	661,931	470,634	462,450	475,017	352,131

a	Based on average shares outstanding.
b	Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Diversified International Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 400 million shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized) and Class I (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

18

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds†	667,853,217	—	—	667,853,217
† See Statement of Investments for additional detailed categorizations.

At October 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2014 were as follows:

Affiliated
Investment	Value				Net Realized
Company	10/31/2013	($)	Purchases ($)†	Sales ($)	Gain/(Loss) ($)
Dreyfus Emerging
Markets Fund,
Cl. Y††	42,549,620		23,072,040	47,544,568	3,355,708

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

Affiliated
Investment	Value				Net Realized
Company	10/31/2013 ($)	Purchases ($)†		Sales ($)	Gain/(Loss) ($)
Dreyfus International
Equity Fund, Cl. I	134,226,049	51,051,915		2,264,795	(22,598)
Dreyfus International
Value Fund, Cl. I	52,812,751	25,763,094		1,164,097	(8,386)
Dreyfus/Newton
International Equity
Fund, Cl.Y††	143,299,437	59,592,270		2,661,409	(17,531)
International Stock
Fund, Cl. Y††	105,648,846	90,584,696		1,976,131	(27,841)
Total	478,536,703	250,064,015		55,611,000	3,279,352

† Includes reinvested dividends/distributions.

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	10/31/2014	($)	Assets (%) Distributions ($)
Dreyfus Emerging
Markets Fund,
Cl. Y††	1,134,910	22,567,710		3.4	434,386
Dreyfus International
Equity Fund, Cl. I	(108,280)	182,882,291		27.2	1,917,095
Dreyfus International
Value Fund, Cl. I	(3,743,347)	73,660,015		10.9	1,071,498
Dreyfus/Newton
International Equity
Fund, Cl.Y††	(2,362,607)	197,850,160		29.4	2,552,075
International Stock
Fund, Cl. Y††	(3,336,529)	190,893,041		28.3	1,564,787
Total	(8,415,853)	667,853,217		99.2	7,539,841

††	During the period ended October 31, 2014, investments were exchanged in the same fund from
Class I to ClassY shares.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain dis-

20

tributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2014, the components of accumulated earnings on a tax basis were as follows: accumulated capital losses $13,051,415 and unrealized appreciation $105,565,370. In addition, the fund deferred for tax purposes late year ordinary losses of $134,525 to the first day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2014. If not applied, $415,833 of the carryover expires in fiscal year 2018 and $943,756 expires in fiscal year 2019.The fund has $2,947,407 of post-enactment short-term capital losses and $8,744,419 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2014 and October 31, 2013 were as follows: ordinary income $7,299,794 and $8,806,615, respectively.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset value. The Manager has contractually agreed, from November 1, 2013 through March 1, 2016, assume the expenses of the fund, so that the

22

total annual fund and underlying fund operating expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $68,513 during the period ended October 31, 2014.

During the period ended October 31, 2014, the Distributor retained $53 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2014, Class C shares were charged $1,454 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2014, Class A and Class C shares were charged $26,617 and $485, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2014, the fund was charged $5,419 for transfer agency services and $205 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $14.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2014, the fund was charged $4,866 pursuant to the custody agreement.

During the period ended October 31, 2014, the fund was charged $7,184 for services performed by the Chief Compliance Officer and his staff.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Distribution Plan fees $131, Shareholder Services Plan fees $2,398, custodian fees $1,600, Chief Compliance Officer fees $493 and transfer agency fees $2,114, which are offset against an expense reimbursement currently in effect in the amount of $8,035.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

24

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2014, amounted to $250,064,015 and $55,611,000, respectively.

At October 31, 2014, the cost of investments for federal income tax purposes was $562,287,847; accordingly, accumulated gross unrealized appreciation on investments was $105,565,370.

The Fund 25

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus Diversified International Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Diversified International Fund (one of the series comprising Dreyfus Premier Investment Funds, Inc.) as of October 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Diversified International Fund at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 29, 2014

26

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby reports the following information regarding its fiscal year ended October 31, 2014:

—the total amount of taxes paid to foreign countries was $988,338

—the total amount of income sourced from foreign countries was $7,540,209.

Where required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2014 calendar year with Form 1099-DIV which will be mailed in early 2015. For federal tax purposes, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended October 31, 2014 as qualifying for the corporate dividends received deduction. For the fiscal year ended October 31, 2014, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $7,299,794 represents the maximum amount that may be considered qualified dividend income.

The Fund 27

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 144
———————
Peggy C. Davis (71)
Board Member (2012)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 51
———————
David P. Feldman (74)
Board Member (1991)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1985-present)
Other Public Company Board Membership During Past 5Years:
• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-present)
No. of Portfolios for which Board Member Serves: 37
———————
Ehud Houminer (74)
Board Member (2012)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Membership During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 61

28

Lynn Martin (74)
Board Member (1993)
Principal Occupation During Past 5Years:
• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)
Other Public Company Board Memberships During Past 5Years:
• AT&T Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 37

———————
Robin A. Melvin (51)
Board Member (2011)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organi-
zations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 113

———————
Dr. Martin Peretz (75)
Board Member (2012)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-2011) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-2010)
No. of Portfolios for which Board Member Serves: 37

———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
Daniel Rose, Emeritus Board Member
Philip L.Toia, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

TheFund 29

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 144 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Deputy General Counsel, Investment Management, of BNY Mellon since August 2014; Chief Legal Officer of the Manager since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 58 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1991.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 38 years old and has been an employee of the Manager since March 2013.

30

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 169 portfolios). He is 57 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director of UBS Investment Bank; until March 2010, AML Compliance Officer and Senior Vice President of Citi Global Wealth Management. He is an officer of 65 investment companies (comprised of 164 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Distributor since October 2011.

The Fund 31

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Global Real Estate
Securities Fund

ANNUAL REPORT October 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
18	Financial Highlights
22	Notes to Financial Statements
35	Report of Independent Registered Public Accounting Firm
36	Important Tax Information
37	Board Members Information
39	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Global Real Estate
Securities Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Global Real Estate Securities Fund, covering the 12-month period from November 1, 2013, through October 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

For the 12-month reporting period overall, international stock markets generally lost a modest degree of value due to renewed concerns regarding geopolitical tensions and persistently sluggish growth in Europe and the emerging markets. Results were especially weak in January 2014 and over the last four months of the reporting period, offsetting gains at other times when investors responded more positively to aggressively accommodative monetary policies throughout much of the world. A strengthening U.S. dollar against most other major currencies also helped dampen returns for U.S. investors.

Some forces appear likely to support international stock prices over the foreseeable future: Low inflation has enabled the European Central Bank to reduce short-term interest rates further, China’s economic slowdown appears increasingly unlikely to devolve into a more severe financial crisis, and India’s stock market has surged after the election of a more business-friendly government.Yet, some countries are faring better economically than others and monetary policies have begun to diverge, affecting currency exchange rates and capital flows. Consequently, selectivity and a long-term perspective seem poised to become more important determinants of investment success. As always, we urge you to talk regularly with your financial advisor to assess the potential impact of these and other developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
November 17, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2013, through October 31, 2014, as provided by Dean Frankel, Portfolio Manager, CenterSquare Investment Management, Inc., Sub-Investment Adviser

Fund and Market Performance Overview

For the 12-month period ended October 31, 2014, Dreyfus Global Real Estate Securities Fund’s Class A shares produced a total return of 10.15%, Class C shares returned 9.37%, Class I shares returned 10.46%, and ClassY shares returned 10.45%.1 In comparison, the FTSE EPRA/NAREIT Developed Index, the fund’s benchmark, achieved a total return of 10.66% for the same period.2

Global real estate equity markets generally advanced during the reporting period amid signs of improving global business prospects, particularly in the United States. The fund’s Class I and Y shares produced returns that were roughly in line with the fund’s benchmark, as performance in the United States, Europe, and Japan was balanced by shortfalls in Hong Kong and Brazil.

The Fund’s Investment Approach

The fund seeks to maximize total return consisting of capital appreciation and current income by investing at least 80% of its assets in companies principally engaged in the real estate sector. Under normal market conditions, the fund expects to invest at least 40% of its assets in companies located outside the United States, and to invest in at least 10 different countries.The fund also may invest in companies located in emerging markets and in companies of any market capitalization. Our proprietary approach quantifies investment opportunity both from a real estate and stock perspective.

International Markets Advanced despite Headwinds

Global real estate markets generally proved strong over the reporting period, as interest rates remained low in most regions and central banks maintained aggressively accommodative monetary policies. The United States continued to lead the rest of the world with a relatively robust economic expansion driven by declining unemployment and accelerating manufacturing activity. During the first nine months of the reporting period, economic growth appeared to pick up in some European countries, such as Germany, and signs of recovery emerged in some of the region’s more troubled economies, including Italy and Spain. However, Europe’s economy

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

came under renewed pressure over the summer of 2014 amid disappointing GDP growth rates and deflation fears. Worries about conflicts in Ukraine and the Middle East also weighed on investor sentiment.

Developed markets in Asia generated modest economic growth, on average. Japan has continued to struggle with persistent economic weakness despite aggressively stimulative monetary and fiscal policies. Hong Kong, Australia, and many of the emerging markets have been hampered by slowing economic growth and sluggish demand for commodities in China.

Country Allocation Strategy Helped Buoy Relative Results

The fund participated fully in gains posted by global real estate securities over the reporting period.The United States ranked as the fund’s top contributor, mainly due to widening yield differences between U.S. Treasury securities and the real estate investment trusts (“REITs”) in which the fund invests. As U.S. yield spreads widened, REITs became more attractive to income-oriented investors, supporting demand. The fund also achieved strong relative stock selection results in Europe, where interest rates have fallen and investor demand for higher yielding REITs has intensified. In Japan, underlying real estate fundamentals have improved in the wake of monetary and fiscal stimulus programs, helping to support property values in the office, industrial, hotel, and apartment categories.

On the other hand, the fund encountered relatively weak market conditions in Hong Kong, where China’s economic slowdown took a toll. A small allocation of assets to Brazil at the beginning of the period also weighed to a degree on relative results as the Latin American nation struggled with economic issues and inflationary pressures. The fund’s relative performance also was mildly constrained by its cash reserves and overweighted exposure to the euro, which lost value against the U.S. dollar.

Maintaining a Constructive Investment Posture

We have been encouraged by recent economic data, which show a sustained economic recovery in the United States and generally stabilizing conditions in Europe. Despite the dampening effects of recent tax hikes, Japan appears to be making progress toward a mild economic expansion and reduced deflationary pressures. Elsewhere in Asia, China has undertaken unprecedented reforms, including anti-corruption efforts and changes to lending regulations that could create greater economic stability.

4

Therefore, we have maintained a generally constructive investment posture. As of the reporting period’s end, nearly half of the fund’s assets were invested in the United States, where we believe office properties are likely to see greater demand in an environment of little new construction. Conversely, we have maintained underweighted exposure to lower quality U.S. malls due to intensifying competition from Internet retailers. In Europe, we have emphasized office and residential properties in Germany, which we believe feature strong growth potential with relatively low levels of risk.We also have identified opportunities among office properties in Hong Kong and Singapore, where rents have fallen but show early signs of recovery.We are less optimistic in Japan, where REITs appear to be richly valued.

November 17, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging market countries. Because the fund’s investments are concentrated in the securities of companies principally engaged in the real estate sector, the value of the fund’s shares will be affected by factors particular to the real estate sector and may fluctuate more widely than that of a fund which invests in a broader range of industries.The securities of issuers that are principally engaged in the real estate sector may be subject to risks similar to those associated with the direct ownership of real estate.These include declines in real estate values and defaults by mortgagors or other borrowers. In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks. Equity REITs may be affected by changes in the value of the underlying property owned by the trust, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are highly dependent upon management skill and often are not diversified. REITs also are subject to heavy cash flow dependency and to defaults by borrowers or lessees.

1 Total returns include reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through March 1, 2016, at which time it may be extended, terminated or modified.
2 SOURCE: LIPPER — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.
The FTSE European Public Real Estate Association (EPRA) National Association of Real Estate Investment
Trusts (NAREIT) Developed Global Real Estate Securities Index is an unmanaged index designed to track the performance of listed real estate companies and REITs worldwide. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

†	Source: Lipper Inc.
††	The total return figures presented for Class C shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 9/13/08 (the inception date for Class C shares), not reflecting the applicable sales charges for
Class A shares.
The total return figures presented for ClassY shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 7/1/13 (the inception date for ClassY shares), not reflecting the applicable sales charges for
Class A shares.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and ClassY shares of Dreyfus Global Real Estate Securities Fund on 12/29/06 (inception date) to a $10,000 investment made in the FTSE EPRA/NAREIT Developed Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested. The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is an unmanaged market-capitalization weighted index designed to measure the performance of exchange-listed real estate companies and REITs worldwide. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 10/31/14

	Inception			From
	Date	1 Year	5 Years	Inception
Class A shares
with maximum sales charge (5.75%)	12/29/06	3.84%	10.31%	1.09%
without sales charge	12/29/06	10.15%	11.61%	1.86%
Class C shares
with applicable redemption charge †	9/13/08	8.37%	10.86%	1.32%††
without redemption	9/13/08	9.37%	10.86%	1.32%††
Class I shares	12/29/06	10.46%	12.07%	2.23%
Class Y shares	7/1/13	10.45%	11.44%††	1.76%††
FTSE EPRA/NAREIT
Developed Index	12/31/06	10.66%	12.95%	2.04%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The total return performance figures presented for Class C shares of the fund reflect the performance of the fund’s
Class A shares for the period prior to 9/13/08 (the inception date for Class C shares), not reflecting the applicable sales charges for Class A shares.
The total return figures presented for ClassY shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 7/1/13 (the inception date for ClassY shares), not reflecting the applicable sales charges for
Class A shares.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Real Estate Securities Fund from May 1, 2014 to October 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.78	$10.67	$5.33	$5.33
Ending value (after expenses)	$1,069.90	$1,065.30	$1,071.80	$1,071.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.61	$10.41	$5.19	$5.19
Ending value (after expenses)	$1,018.65	$1,014.87	$1,020.06	$1,020.06

† Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class C, 1.02% for
Class I and 1.02% for ClassY, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

October 31, 2014

Common Stocks—98.2%	Shares		Value ($)
Australia—6.5%
Dexus Property Group	3,942,480		4,215,803
Federation Centres	2,911,110		6,995,851
Goodman Group	658,550		3,225,730
Mirvac Group	6,659,900		10,553,087
Scentre Group	4,238,702	[a]	13,261,252
Stockland	967,920		3,632,935
Westfield	994,090		6,966,504
			48,851,162
Canada—2.9%
Allied Properties Real Estate Investment Trust	92,110		2,907,016
Boardwalk Real Estate Investment Trust	56,240		3,562,873
Calloway Real Estate Investment Trust	141,450		3,461,418
Chartwell Retirement Residences	214,650		2,190,209
Dream Office Real Estate Investment Trust	310,570		7,861,729
RioCan Real Estate Investment Trust	89,360		2,105,060
			22,088,305
Finland—.6%
Citycon	914,160		2,959,948
Sponda	358,570		1,640,651
			4,600,599
France—3.4%
ICADE	58,160		4,628,848
Klepierre	89,760		3,882,621
Mercialys	128,330		2,834,567
Unibail-Rodamco	54,400		13,955,695
			25,301,731
Germany—2.7%
alstria office REIT	428,570	[a]	5,315,959
Deutsche Annington Immobilien	113,780		3,290,668
Deutsche Wohnen-BR	319,120		7,189,259
LEG Immobilien	62,300	[a]	4,297,606
			20,093,492
Hong Kong—6.6%
Henderson Land Development	259,900		1,757,776
Hongkong Land Holdings	1,087,951		7,586,560

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Hong Kong (continued)
Kerry Properties	912,500		3,157,376
Link REIT	969,844		5,701,345
New World Development	4,821,155		6,048,346
Sun Hung Kai Properties	1,048,000		15,606,757
Wharf Holdings	1,361,200		10,047,036
			49,905,196
Japan—12.4%
Hulic Reit	269		408,416
Japan Excellent	2,917		3,889,697
Japan Hotel REIT Investment	5,429		3,371,284
Kenedix Office Investment	1,021		5,447,072
Mitsubishi Estate	450,000		11,555,877
Mitsui Fudosan	856,000		27,722,982
Mori Hills REIT Investment	2,348		3,320,943
Nippon Building Fund	1,872		10,383,931
Nippon Prologis REIT	1,607		3,708,786
ORIX JREIT	4,114		5,532,748
Sumitomo Realty & Development	388,000		14,700,758
Tokyo Tatemono	384,000		3,382,420
			93,424,914
Luxembourg—.6%
GAGFAH	235,920	[a]	4,409,474
Netherlands—.7%
Corio	79,870		3,889,072
Eurocommercial Properties	26,915		1,228,810
			5,117,882
Norway—.2%
Norwegian Property	838,270	[a]	1,280,987
Singapore—3.7%
Ascendas Real Estate Investment Trust	1,789,000		3,118,982
CapitaCommercial Trust	1,081,000		1,405,673
CapitaLand	2,028,000		5,031,161
Fortune Real Estate Investment Trust	4,549,000		4,221,151
Global Logistic Properties	4,018,000		8,619,074

10

Common Stocks (continued)	Shares	Value ($)
Singapore (continued)
Keppel REIT Management	4,370,000	4,153,525
Mapletree Greater China Commercial Trust	1,951,000	1,435,272
		27,984,838
Sweden—1.2%
Kungsleden	531,023	3,303,868
Wihlborgs Fastigheter	350,590	6,143,123
		9,446,991
United Kingdom—6.5%
Capital & Counties Properties	1,229,820	6,717,982
Great Portland Estates	227,772	2,503,854
Hammerson	1,034,140	10,154,832
Land Securities Group	712,625	12,633,826
Londonmetric Property	1,488,550	3,512,734
Safestore Holdings	728,378	2,425,872
Tritax Big Box REIT	2,013,620	3,511,290
UNITE Group	1,110,047	7,588,262
		49,048,652
United States—50.2%
Alexandria Real Estate Equities	35,560	2,951,480
American Campus Communities	101,230	3,975,302
AvalonBay Communities	52,590	8,195,626
Aviv REIT	42,957	1,448,940
Boston Properties	143,010	18,126,517
Brandywine Realty Trust	498,430	7,690,775
Camden Property Trust	51,920	3,980,706
CyrusOne	114,950	3,139,284
DDR	173,170	3,141,304
Digital Realty Trust	58,740	4,052,473
Duke Realty	353,360	6,699,706
Equity Commonwealth	169,890	4,537,762
Equity Residential	114,280	7,949,317
Essex Property Trust	87,221	17,597,709
General Growth Properties	458,620	11,882,844
Health Care REIT	249,740	17,759,011

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Highwoods Properties	211,050		9,047,713
Host Hotels & Resorts	530,830		12,373,647
Hudson Pacific Properties	232,970		6,362,411
Kilroy Realty	140,220		9,498,503
Kimco Realty	99,110		2,472,794
Liberty Property Trust	294,530		10,240,808
Mid-America Apartment Communities	56,790		4,012,781
National Retail Properties	101,360		3,863,843
Omega Healthcare Investors	42,270		1,613,023
Prologis	398,420		16,594,193
PS Business Parks	68,990		5,810,338
Public Storage	79,060		14,573,920
Regency Centers	163,270		9,910,489
Retail Opportunity Investments	358,663		5,860,553
Retail Properties of America, Cl. A	233,780		3,668,008
Rexford Industrial Realty	145,770		2,252,146
Simon Property Group	284,850		51,047,968
SL Green Realty	86,570		10,016,149
Sovran Self Storage	76,540		6,512,789
Spirit Realty Capital	457,920		5,449,248
Starwood Hotels & Resorts Worldwide	58,580		4,490,743
Strategic Hotels & Resorts	490,080	[a]	6,297,528
Sunstone Hotel Investors	649,170		9,938,793
Tanger Factory Outlet Centers	168,440		6,025,099
UDR	461,150		13,940,565
Ventas	215,850		14,787,884
Vornado Realty Trust	68,160		7,462,157
			377,252,849
Total Common Stocks
(cost $626,450,760)			738,807,072

	Number of
Warrants—.0%	Warrants		Value ($)
Hong Kong
Sun Hung Kai Properties (4/22/16)
(cost $139,323)	65,666	[a]	142,591

12

Other Investment—.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,706,000)	5,706,000 [b]	5,706,000
Total Investments (cost $632,296,083)	99.0%	744,655,663
Cash and Receivables (Net)	1.0%	7,349,341
Net Assets	100.0%	752,005,004

BR—Bearer Certificate
REIT—Real Estate Investment Trust

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Diversified	19.1	Shopping Centers	4.2
Office	19.0	Self Storage	3.1
Multifamily	9.6	Residential	1.4
Regional Malls	9.2	Specialty	1.3
Retail	8.5	Net Lease	1.2
Industrial	7.3	Money Market Investment	.8
Health Care	5.0	Office & Industrial	.2
Hotel	4.9
Real Estate Services	4.2		99.0

† Based on net assets.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2014

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			626,590,083	738,949,663
Affiliated issuers			5,706,000	5,706,000
Cash				839,512
Cash denominated in foreign currencies			3,261,847	3,196,437
Receivable for investment securities sold				9,149,762
Dividends receivable				1,227,208
Receivable for shares of Common Stock subscribed				346,315
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4				58
Prepaid expenses				18,274
				759,433,229
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				648,322
Payable for investment securities purchased				5,844,545
Payable for shares of Common Stock redeemed				855,065
Accrued expenses				80,293
				7,428,225
Net Assets ($)				752,005,004
Composition of Net Assets ($):
Paid-in capital				649,585,101
Accumulated distibutions in excess of investment income—net				(6,556,912)
Accumulated net realized gain (loss) on investments				(3,261,049)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions				112,237,864
Net Assets ($)				752,005,004

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	12,956,948	1,035,122	151,474,751	586,538,183
Shares Outstanding	1,387,576	113,339	16,384,156	63,417,177
Net Asset Value Per Share ($)	9.34	9.13	9.25	9.25

See notes to financial statements.

14

STATEMENT OF OPERATIONS
Year Ended October 31, 2014

Investment Income ($):
Income:
Cash dividends (net of $997,239 foreign taxes withheld at source):
Unaffiliated issuers	18,635,988
Affiliated issuers	2,719
Interest	263
Total Income	18,638,970
Expenses:
Management fee—Note 3(a)	6,553,758
Custodian fees—Note 3(c)	192,516
Professional fees	97,341
Shareholder servicing costs—Note 3(c)	85,660
Registration fees	66,508
Directors’ fees and expenses—Note 3(d)	48,306
Prospectus and shareholders’ reports	22,830
Distribution fees—Note 3(b)	8,507
Loan commitment fees—Note 2	6,541
Interest expense—Note 2	934
Miscellaneous	36,509
Total Expenses	7,119,410
Less—reduction in expenses due to undertaking—Note 3(a)	(19,648)
Less—reduction in fees due to earnings credits—Note 3(c)	(22)
Net Expenses	7,099,740
Investment Income—Net	11,539,230
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	9,401,634
Net realized gain (loss) on forward foreign currency exchange contracts	(12,601)
Net Realized Gain (Loss)	9,389,033
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	49,460,913
Net unrealized appreciation (depreciation)
on forward foreign currency exchange contracts	58
Net Unrealized Appreciation (Depreciation)	49,460,971
Net Realized and Unrealized Gain (Loss) on Investments	58,850,004
Net Increase in Net Assets Resulting from Operations	70,389,234

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended	Ten Months Ended	Year Ended
	October 31, 2014	October 31, 2013[a,b]	December 31, 2012
Operations ($):
Investment income—net	11,539,230	7,175,495	6,720,589
Net realized gain (loss) on investments	9,389,033	13,879,041	14,013,792
Net unrealized appreciation
(depreciation) on investments	49,460,971	12,548,546	60,067,353
Net Increase (Decrease) in Net Assets
Resulting from Operations	70,389,234	33,603,082	80,801,734
Dividends to Shareholders from ($):
Investment income—net:
Class A	(254,440)	(25,635)	(446,322)
Class C	(29,519)	—	(49,721)
Class I	(18,217,354)	(2,022,420)	(24,162,459)
Class Y	(29)	—	—
Total Dividends	(18,501,342)	(2,048,055)	(24,658,502)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	7,639,637	5,902,065	7,284,056
Class C	148,911	968,342	825,015
Class I	97,529,448	228,787,092	208,668,448
Class Y	591,494,474	1,000	—
Dividends reinvested:
Class A	241,250	24,808	437,212
Class C	21,921	—	23,805
Class I	7,028,710	614,725	7,320,117
Cost of shares redeemed:
Class A	(5,698,678)	(6,156,426)	(787,528)
Class C	(501,297)	(843,948)	(218,376)
Class I	(651,159,095)	(59,405,722)	(44,386,786)
Class Y	(20,269,815)	—	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	26,475,466	169,891,936	179,165,963
Total Increase (Decrease)
in Net Assets	78,363,358	201,446,963	235,309,195
Net Assets ($):
Beginning of Period	673,641,646	472,194,683	236,885,488
End of Period	752,005,004	673,641,646	472,194,683
Distributions in excess of
investment income—net	(6,556,912)	(4,891,902)	(15,833,588)

16

	Year Ended	Ten Months Ended	Year Ended
	October 31, 2014	October 31, 2013[a,b]	December 31, 2012
Capital Share Transactions:
Class Ac
Shares sold	875,348	689,171	896,907
Shares issued for dividends reinvested	29,601	2,888	53,580
Shares redeemed	(644,432)	(717,163)	(100,371)
Net Increase (Decrease) in
Shares Outstanding	260,517	(25,104)	850,116
Class Cc
Shares sold	17,258	114,510	105,724
Shares issued for dividends reinvested	2,733	—	2,957
Shares redeemed	(59,050)	(101,894)	(27,305)
Net Increase (Decrease) in
Shares Outstanding	(39,059)	12,616	81,376
Class Id
Shares sold	11,572,974	27,128,378	26,817,101
Shares issued for dividends reinvested	873,132	72,406	907,078
Shares redeemed	(72,954,570)	(7,066,971)	(5,681,746)
Net Increase (Decrease) in
Shares Outstanding	(60,508,464)	20,133,813	22,042,433
Class Yd
Shares sold	65,671,941	122.55	—
Shares redeemed	(2,254,887)	—	—
Net Increase (Decrease) in
Shares Outstanding	63,417,054	122.55	—

a The fund has changed its fiscal year end from December 31 to October 31.
b Effective July 1, 2013, the fund commenced offering ClassY shares.
c During the period ended October 31, 2013, 8,684 Class C shares representing $78,761 were exchanged for 8,561
Class A shares.
d During the period ended October 31, 2014, 57,856,585 Class I shares representing $522,969,638 were exchanged for 57,856,585 ClassY shares.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Ten Months
	Year Ended	Ended		Year Ended December 31,
Class A Shares	October 31, 2014	October 31, 2013[a]		2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	8.71	8.23		6.84	7.41	6.56	5.02
Investment Operations:
Investment income—net[b]	.12	.09		.09	.10	.05	.08
Net realized and unrealized
gain (loss) on investments	.73	.41		1.72	(.52)	1.07	1.74
Total from
Investment Operations	.85	.50		1.81	(.42)	1.12	1.82
Distributions:
Dividends from
investment income—net	(.22)	(.02)		(.42)	(.15)	(.27)	(.28)
Net asset value, end of period	9.34	8.71		8.23	6.84	7.41	6.56
Total Return (%)[c]	10.15	6.07	[d]	26.50	(5.74)	17.15	36.38
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.45	1.51	[e]	1.55	1.57	1.67	4.36
Ratio of net expenses
to average net assets	1.30	1.34	[e]	1.43	1.55	1.60	1.60
Ratio of net investment income
to average net assets	1.37	1.23	[e]	1.13	1.36	.74	1.44
Portfolio Turnover Rate	50.46	44.80	[d]	46.17	80.41	86.02	97.43
Net Assets, end of period
($ x 1,000)	12,957	9,812		9,478	2,066	1,756	162

a	The fund has changed its fiscal year end from December 31 to October 31.
b	Based on average shares outstanding.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

18

		Ten Months
	Year Ended	Ended		Year Ended December 31,
Class C Shares	October 31, 2014	October 31, 2013[a]		2012	2011	2010		2009
Per Share Data ($):
Net asset value,
beginning of period	8.55	8.11		6.76	7.32	6.50		5.02
Investment Operations:
Investment income—net[b]	.07	.04		.06	.05	.00	[c]	.04
Net realized and unrealized
gain (loss) on investments	.70	.40		1.66	(.51)	1.07		1.75
Total from
Investment Operations	.77	.44		1.72	(.46)	1.07		1.79
Distributions:
Dividends from
investment income—net	(.19)	—		(.37)	(.10)	(.25)		(.31)
Net asset value, end of period	9.13	8.55		8.11	6.76	7.32		6.50
Total Return (%)[d]	9.37	5.30	[e]	25.61	(6.36)	16.48		35.35
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.24	2.21	[f]	2.29	2.50	2.45		2.91
Ratio of net expenses
to average net assets	2.05	2.09	[f]	2.19	2.29	2.35		2.35
Ratio of net investment income
to average net assets	.79	.57	[f]	.72	.63	.02		.71
Portfolio Turnover Rate	50.46	44.80	[e]	46.17	80.41	86.02		97.43
Net Assets, end of period
($ x 1,000)	1,035	1,304		1,134	395	198		38

a	The fund has changed its fiscal year end from December 31 to October 31.
b	Based on average shares outstanding.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

		Ten Months
	Year Ended	Ended			Year Ended December 31,
Class I Shares	October 31, 2014	October 31, 2013[a]		2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	8.62	8.13		6.75	7.33	6.49	5.02
Investment Operations:
Investment income—net[b]	.22	.10		.15	.13	.10	.14
Net realized and unrealized
gain (loss) on investments	.65	.42		1.66	(.52)	1.05	1.70
Total from
Investment Operations	.87	.52		1.81	(.39)	1.15	1.84
Distributions:
Dividends from
investment income—net	(.24)	(.03)		(.43)	(.19)	(.31)	(.37)
Net asset value, end of period	9.25	8.62		8.13	6.75	7.33	6.49
Total Return (%)	10.46	6.41	[c]	26.92	(5.41)	17.91	36.94
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.02	1.04	[d]	1.07	1.11	1.17	1.33
Ratio of net expenses
to average net assets	1.02	1.04	[d]	1.07	1.11	1.17	1.18
Ratio of net investment income
to average net assets	2.59	1.43	[d]	1.90	1.81	1.51	2.55
Portfolio Turnover Rate	50.46	44.80	[c]	46.17	80.41	86.02	97.43
Net Assets, end of period
($ x 1,000)	151,475	662,525		461,583	234,424	138,618	84,854

a	The fund has changed its fiscal year end from December 31 to October 31.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

20

	Year Ended October 31,
Class Y Shares	2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	8.62	8.16
Investment Operations:
Investment income (loss)—net[b]	(.06)	.01
Net realized and unrealized
gain (loss) on investments	.93	.45
Total from Investment Operations	.87	.46
Distributions:
Dividends from investment income—net	(.24)	—
Net asset value, end of period	9.25	8.62
Total Return (%)	10.45	5.64	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.02	1.06	[d]
Ratio of net expenses to average net assets	1.02	1.05	[d]
Ratio of net investment income (loss)
to average net assets	(.70)	.23	[d]
Portfolio Turnover Rate	50.46	44.80	[c]
Net Assets, end of period ($ x 1,000)	586,538	1

a	From July 1, 2013 (commencement of initial offering) to October 31, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Global Real Estate Securities Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to maximize total return consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. CenterSquare Investment Management, Inc. (“CenterSquare”) a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 650 million shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized), Class I (400 million shares authorized) and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

22

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

24

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	377,252,849	—		—	377,252,849
Equity Securities—
Foreign
Common Stocks†	—	361,554,223	††	—	361,554,223
Mutual Funds	5,706,000	—		—	5,706,000
Warrants†	142,591	—		—	142,591
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	58		—	58

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.
†††	Amount shown represents unrealized appreciation at period end.

At October 31, 2013, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and

26

losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2013 ($)	Purchases ($)	Sales ($)	10/31/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	7,812,000	138,394,000	140,500,000	5,706,000.8

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $14,621,136, undistributed capital gains $3,332,949 and unrealized appreciation $84,465,818.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2014, October 31, 2013 and December 31, 2012 were as follows: ordinary income $18,501,342, $2,048,055 and $24,658,502, respectively.

During the period ended October 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency gains and losses and passive foreign investment companies,

28

the fund increased accumulated undistributed investment income-net by $5,297,102 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2014 was approximately $85,200 with a related weighted average annualized interest rate of 1.10%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at an annual rate of .95% of the value of the fund’s average daily net assets and is payable monthly.The Manager had contractually agreed, from November 1, 2013 through August 11, 2014, to waive receipt of its fees and/or assume the direct expenses of Class Y shares, so that the expenses of Class Y shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed 1.05% of the value of Class Y shares’ average daily net assets.The Manager has also contractually agreed, from

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

November 1, 2013 through March 1, 2016, to waive receipt of its fees and/or assume the direct expenses of Class A, Class C and Class I shares and from August 12, 2014 through March 1, 2016, to waive receipt of its fees and/or assume the direct expenses of Class Y shares, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees and certain expenses as described above) exceed 1.05%, 1.05%, 1.05% and 1.03% of the value of the respective class’ average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $19,648 during the period ended October 31, 2014.

Pursuant to a sub-investment advisory agreement between Dreyfus and CenterSquare, Dreyfus pays CenterSquare a monthly fee at an annual rate of .46% of the value of the fund’s average daily net assets.

During the period ended October 31, 2014, the Distributor retained $8,240 from commissions earned on sales of the fund’s Class A shares and $1,447 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2014, Class C shares were charged $8,507 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2014, Class A and Class C shares were charged $28,922 and $2,836, respectively, pursuant to the Shareholder Services Plan.

30

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2014, the fund was charged $6,069 for transfer agency services and $313 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $22.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2014, the fund was charged $192,516 pursuant to the custody agreement.

During the period ended October 31, 2014, the fund was charged $8,015 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $572,962, Distribution Plan fees $634, Shareholder Services Plan fees $2,827, custodian fees $70,431, Chief Compliance Officer fees $617 and transfer agency fees $2,594, which are offset against an expense reimbursement currently in effect in the amount of $1,743.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended October 31, 2014, amounted to $371,588,358 and $344,102,725, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2014 is discussed below.

Master Netting Arrangements: The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With

32

respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk is mitigated by Master Agreements between the fund and the counterparty. The following summarizes open forward contracts at October 31, 2014:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	Appreciation ($)
Purchase:
Euro,
Expiring
11/4/2014 [a]	130,000	162,851	162,909	58

Counterparty:
a Northern Trust

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2014, derivative assets (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)
Forward contracts	58
Total gross amount of derivative assets
in the Statement of Assets and Liabilities	58
Derivatives not subject to Master Agreements	—
Total gross amount of assets
subject to Master Agreements	58

The following table presents derivative assets net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of October 31, 2014:

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparty	Assets ($)[1]	for Offset ($)	Received ($)	Assets ($)
Northern Trust	58	—	—	58

1	Absent a default event or early termination, OTC derivative assets are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2014:

Average Market Value ($)
Forward contracts	805,703

At October 31, 2014, the cost of investments for federal income tax purposes was $660,068,129; accordingly, accumulated net unrealized appreciation on investments was $84,587,534, consisting of $117,200,859 gross unrealized appreciation and $32,613,325 gross unrealized depreciation.

34

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus Global Real Estate Securities Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Global Real Estate Securities Fund (one of the series comprising Dreyfus Premier Investment Funds, Inc.) as of October 31, 2014, and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for each of the periods indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Global Real Estate Securities Fund at October 31, 2014, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 29, 2014

The Fund 35

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 52.33% of the ordinary dividends paid during the fiscal year ended October 31, 2014 as qualifying for the corporate dividends received deduction. Also certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $4,236,456 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2015 of the percentage applicable to the preparation of their 2014 income tax returns.

36

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 144
———————
Peggy C. Davis (71)
Board Member (2012)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 51
———————
David P. Feldman (74)
Board Member (1991)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1985-present)
Other Public Company Board Membership During Past 5Years:
• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-present)
No. of Portfolios for which Board Member Serves: 37
———————
Ehud Houminer (74)
Board Member (2012)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Membership During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 61

The Fund 37

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Lynn Martin (74)
Board Member (1994)
Principal Occupation During Past 5Years:
• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)
Other Public Company Board Memberships During Past 5Years:
• AT&T Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 37

———————
Robin A. Melvin (51)
Board Member (2011)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 113

———————
Dr. Martin Peretz (75)
Board Member (2012)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-2011) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-2010)
No. of Portfolios for which Board Member Serves: 37

———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
Daniel Rose, Emeritus Board Member
Philip L.Toia, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

38

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 144 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Deputy General Counsel, Investment Management, of BNY Mellon since August 2014; Chief Legal Officer of the Manager since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 58 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1991.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 38 years old and has been an employee of the Manager since March 2013.

The Fund 39

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 169 portfolios). He is 57 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director of UBS Investment Bank; until March 2010, AML Compliance Officer and Senior Vice President of Citi Global Wealth Management. He is an officer of 65 investment companies (comprised of 164 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Distributor since October 2011.

40

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Dreyfus
Greater China Fund

ANNUAL REPORT October 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
32	Report of Independent Registered Public Accounting Firm
33	Important Tax Information
34	Board Members Information
36	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Greater China Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Greater China Fund, covering the 12-month period from November 1, 2013, through October 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

For the 12-month reporting period overall, international stock markets generally lost a modest degree of value due to renewed concerns regarding geopolitical tensions and persistently sluggish growth in Europe and the emerging markets. Results were especially weak in January 2014 and over the last four months of the reporting period, offsetting gains at other times when investors responded more positively to aggressively accommodative monetary policies throughout much of the world. A strengthening U.S. dollar against most other major currencies also helped dampen returns for U.S. investors.

Some forces appear likely to support international stock prices over the foreseeable future: Low inflation has enabled the European Central Bank to reduce short-term interest rates further, China’s economic slowdown appears increasingly unlikely to devolve into a more severe financial crisis, and India’s stock market has surged after the election of a more business-friendly government.Yet, some countries are faring better economically than others and monetary policies have begun to diverge, affecting currency exchange rates and capital flows. Consequently, selectivity and a long-term perspective seem poised to become more important determinants of investment success. As always, we urge you to talk regularly with your financial advisor to assess the potential impact of these and other developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
November 17, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2013, through October 31, 2014, as reported by Hugh Simon and Raymond Chan, Portfolio Managers of Hamon Asian Advisors Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the 12-month period ended October 31, 2014, Dreyfus Greater China Fund’s Class A shares produced a total return of –0.91%, Class C shares returned –1.66%, and Class I shares returned –0.67%.1 In comparison, the fund’s benchmark, the Hang Seng Index, produced a total return of 7.27% (USD terms) for the same period.2

After experiencing pronounced weakness during the reporting period’s first half in an environment of slowing economic growth, Chinese stocks rebounded over the second half as the economy stabilized amid less restrictive monetary and fiscal policies. The fund produced lower returns than its benchmark, mainly due to its focus on midcap stocks at a time when large-cap stocks fared better.

The Fund’s Investment Approach

The fund, which seeks long-term capital appreciation, normally invests at least 80% of its net assets in stocks of companies that (i) are principally traded in China, Hong Kong, or Taiwan (Greater China), (ii) derive at least 50% of their revenues from Greater China, or (iii) have at least 50% of their assets in Greater China.To determine where the fund will invest, we analyze several factors, including economic and political trends in Greater China, the current financial condition and future prospects of individual companies and sectors in the region, and the valuation of one market or company relative to that of another.

Changing Economic Conditions Drove Market Results

Investors grew concerned during the first quarter of 2014 when growth in China continued to slow as the government attempted to shift its focus from exports to domestically oriented economic activity.Anti-corruption initiatives, volatile property markets, and banking system issues also weighed on stock prices at the time.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Investor sentiment improved in the spring as the domestic economy began to stabilize. Newly released data suggested that inflationary pressures remained muted, enabling the People’s Bank of China to ease monetary policy. In addition, the government removed restrictions on real estate transactions in most parts of the country. The nation’s equity markets also responded positively to the liberalization of financial markets between Hong Kong and Shanghai after measures were adopted allowing greater direct participation by foreign investors. Consequently, the fund’s benchmark posted respectable gains for the reporting period overall.

Midcap Stocks Lagged Large-Cap Stocks

The fund’s relative results were constrained by its focus on smaller stocks than typically held by the Hang Seng Index.The fund’s underperformance was most severe during the reporting period’s first half, while the second half saw improvement.

Results were especially challenging among the fund’s holdings of consumer and Internet-related companies, which were hit hard after a significant rally at the end of 2013. Among individual stocks, the greatest laggards for the reporting period included solar farm developer United Photovoltaics Group, which encountered delays in building new solar energy projects. Industrial machinery maker L.K.Technology Holdings lost value during the economic downturn but saw improving order flows over the reporting period’s second half. Oil and gas producer CNOOC disappointed investors when global oil prices fell and the company missed production targets.

The fund produced better relative performance through other holdings compared to its benchmark. State-owned logistics service provider Sinotrans achieved strong growth, rising earnings, and a higher valuation. Pharmaceutical company China Medical System Holdings expanded sales of existing drugs and obtained agreements to supply a number of new drugs to the nation’s hospitals. Taiwan-based semiconductor producer Inotera Memories benefited from a limited supply of and rising demand for the microchips used in smartphones. Internet and social media company Tencent Holdings reported high levels of user growth and strong results from its new mobile gaming platform.

Maintaining a Constructive Investment Posture

We currently expect China’s economic growth to remain relatively stable at approximately a 7% annualized rate, which is somewhat lower than recent levels

4

but substantially stronger than global averages. We also expect liquidity conditions to improve as easier monetary and fiscal conditions gain traction and more foreign investors participate directly in the Hong Kong and Shanghai equity markets.

Therefore, we have maintained the fund’s focus on midsize companies that appear poised to benefit from these and other developments, including changes in consumer behavior. We have identified a number of opportunities meeting our investment criteria in the health care sector, which is serving a growing aging population, and Internet service providers, as e-commerce is becoming more popular. We also favor companies that stand to benefit from government efforts to create more affordable housing and develop the country’s railroad infrastructure. We have found fewer opportunities in the energy and telecommunications services sectors.

November 17, 2014

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Emerging markets, such as those of China and Taiwan, tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investments in emerging markets. Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging market countries.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March 1, 2015, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: BLOOMBERG L.P. – Reflects reinvestment of dividends and, where applicable, capital gain
distributions.The Hang Seng Index is a free-float capitalization-weighted index of 36 companies that represents approximately 66% of the total market cap of the Stock Exchange of Hong Kong. Index components are capped at
25% and divided into four sub-indexes. Return quoted is in U.S. dollars. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

† Source: Bloomberg L.P.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A, Class C and Class I shares of Dreyfus
Greater China Fund on 10/31/04 to a $10,000 investment made in the Hang Seng Index (the “Index”) on that
date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is a capitalization-weighted index of approximately 33 companies that represent 70 percent of the total market capitalization of the Stock Exchange of Hong
Kong.The components of the Index are divided into four subindices: Commerce, Finance, Utilities and Properties.The
Index reflects reinvestment of net dividends and where applicable, capital gain distributions. Unlike a mutual fund, the
Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 10/31/14

	1 Year	5 Years	10 Years
Class A shares
with maximum sales charge (5.75%)	–6.61%	1.12%	11.35%
without sales charge	–0.91%	2.32%	12.01%
Class C shares
with applicable redemption charge †	–2.64%	1.56%	11.16%
without redemption	–1.66%	1.56%	11.16%
Class I shares	–0.67%	2.60%	12.31%
Hang Seng Index	7.27%	5.40%	9.89%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Greater China Fund from May 1, 2014 to October 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2014

	Class A	Class C	Class I
Expenses paid per $1,000†	$9.04	$13.00	$7.72
Ending value (after expenses)	$1,110.00	$1,105.90	$1,111.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2014

	Class A	Class C	Class I
Expenses paid per $1,000†	$8.64	$12.43	$7.37
Ending value (after expenses)	$1,016.64	$1,012.85	$1,017.90

† Expenses are equal to the fund’s annualized expense ratio of 1.70% for Class A, 2.45% for Class C and 1.45%
for Class I, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
October 31, 2014

Common Stocks—100.3%	Shares		Value ($)
Automobiles & Components—5.6%
Chongqing Changan Automobile, Cl. B	6,873,921		15,183,326
Capital Goods—14.2%
China CNR, Cl. H	10,534,000	[a,b,c]	11,017,055
China State Construction
International Holdings	9,100,000		14,256,003
China WindPower Group	113,490,000	[a]	9,226,141
L.K. Technology Holdings	41,090,000	[a]	4,026,980
			38,526,179
Consumer Durables & Apparel—5.4%
Cosmo Lady China Holdings	11,007,000	[b]	6,697,684
Daphne International Holdings	16,042,000		8,063,580
			14,761,264
Consumer Services—1.9%
Perfect Shape PRC Holdings	4,900,000		941,609
Tarena International, ADR	310,600		4,264,538
			5,206,147
Diversified Financials—3.1%
China Cinda Asset Management, Cl. H	17,500,000		8,284,567
Energy—2.2%
NewOcean Energy Holdings	12,860,000		6,080,271
Food, Beverage & Tobacco—2.8%
China Foods	20,150,000	[a]	7,626,242
Health Care Equipment & Services—1.0%
iKang Healthcare Group, ADR	148,466		2,710,989
Insurance—4.8%
Ping An Insurance Group
Company of China, Cl. H	1,572,000		12,874,044
Materials—2.8%
Lee & Man Paper Manufacturing	13,708,000		7,521,044

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences—15.3%
China Medical System Holdings	4,050,000		7,587,771
CSPC Pharmaceutical Group	8,008,000		7,368,097
Lijun International Pharmaceutical Holding	10,356,000		5,044,859
Luye Pharma Group	6,533,000		9,437,894
Shanghai Fosun Pharmaceutical Group, Cl. H	1,707,500		6,135,491
Sihuan Pharmaceutical Holdings Group	7,314,000		5,833,779
			41,407,891
Real Estate—2.6%
China Overseas Land & Investment	1,462,000		4,254,554
Shimao Property Holdings	1,251,000		2,687,652
			6,942,206
Retailing—2.9%
GOME Electrical Appliances Holdings	50,516,000		7,942,346
Semiconductors & Semiconductor
Equipment—4.9%
Daqo New Energy, ADR	132,800	[a]	5,168,576
GCL-Poly Energy Holdings	24,000,000	[a]	8,103,279
			13,271,855
Software & Services—20.9%
Baidu, ADR	36,000	[a]	8,595,720
China Mobile Games & Entertainment Group, ADR	386,663	[a]	9,399,778
Ctrip.com International, ADR	50,000	[a]	2,915,000
Perfect World, ADR	254,397		5,286,370
Tencent Holdings	1,205,000		19,184,918
YY, ADR	136,890	[a]	11,342,705
			56,724,491
Technology Hardware & Equipment—1.5%
Flytech Technology	1,156,346		4,134,990
Transportation—4.9%
Sinotrans, Cl. H	16,684,000		13,235,929
Utilities—3.5%
Huadian Fuxin Energy, Cl. H	16,580,000		9,529,446
Total Common Stocks
(cost $238,208,969)			271,963,227

10

Other Investment—.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,365,000)	1,365,000 [d]	1,365,000
Total Investments (cost $239,573,969)	100.8%	273,328,227
Liabilities, Less Cash and Receivables	(.8%)	(2,211,564)
Net Assets	100.0%	271,116,663

ADR—American Depository Receipts

a Non-income producing security.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At October 31, 2014, these securities were valued at $17,714,739 or 6.5% of net assets.
c The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors.At October 31, 2014, the value of this security amounted to $11,017,055 or 4.1% of net assets.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Software & Services	20.9	Diversified Financials	3.1
Pharmaceuticals,		Retailing	2.9
Biotech & Life Sciences	15.3	Food, Beverage & Tobacco	2.8
Capital Goods	14.2	Materials	2.8
Automobiles & Components	5.6	Real Estate	2.6
Consumer Durables & Apparel	5.4	Energy	2.2
Semiconductors &		Consumer Services	1.9
Semiconductor Equipment	4.9	Technology Hardware & Equipment	1.5
Transportation	4.9	Health Care Equipment & Services	1.0
Insurance	4.8	Money Market Investment	.5
Utilities	3.5		100.8

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2014

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		238,208,969	271,963,227
Affiliated issuers		1,365,000	1,365,000
Cash			153,355
Cash denominated in foreign currencies		4,901,192	4,901,192
Dividends receivable			199,331
Receivable for shares of Common Stock subscribed			13,492
Prepaid expenses			15,779
			278,611,376
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			439,577
Payable for investment securities purchased			6,507,528
Payable for shares of Common Stock redeemed			395,314
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			600
Interest payable—Note 2			39
Accrued expenses			151,655
			7,494,713
Net Assets ($)			271,116,663
Composition of Net Assets ($):
Paid-in capital			242,977,744
Accumulated investment (loss)—net			(133,157)
Accumulated net realized gain (loss) on investments			(5,481,516)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			33,753,592
Net Assets ($)			271,116,663

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	148,460,337	74,230,051	48,426,275
Shares Outstanding	3,595,440	2,049,537	1,126,984
Net Asset Value Per Share ($)	41.29	36.22	42.97
See notes to financial statements.

12

STATEMENT OF OPERATIONS
Year Ended October 31, 2014

Investment Income ($):
Income:
Cash dividends (net of $282,519 foreign taxes withheld at source):
Unaffiliated issuers	4,511,797
Affiliated issuers	1,523
Total Income	4,513,320
Expenses:
Management fee—Note 3(a)	3,858,397
Shareholder servicing costs—Note 3(c)	1,136,346
Distribution fees—Note 3(b)	634,714
Custodian fees—Note 3(c)	293,525
Professional fees	75,447
Registration fees	46,521
Prospectus and shareholders’ reports	37,657
Directors’ fees and expenses—Note 3(d)	23,029
Interest expense—Note 2	5,658
Loan commitment fees—Note 2	2,910
Miscellaneous	24,985
Total Expenses	6,139,189
Less—reduction in expenses due to undertaking—Note 3(a)	(375,436)
Less—reduction in fees due to earnings credits—Note 3(c)	(320)
Net Expenses	5,763,433
Investment (Loss)—Net	(1,250,113)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	42,757,641
Net realized gain (loss) on forward foreign currency exchange contracts	(172,156)
Net Realized Gain (Loss)	42,585,485
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(46,330,633)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(199)
Net Unrealized Appreciation (Depreciation)	(46,330,832)
Net Realized and Unrealized Gain (Loss) on Investments	(3,745,347)
Net (Decrease) in Net Assets Resulting from Operations	(4,995,460)

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2014	2013
Operations ($):
Investment (loss)—net	(1,250,113)	(799,979)
Net realized gain (loss) on investments	42,585,485	36,986,014
Net unrealized appreciation
(depreciation) on investments	(46,330,832)	51,556,889
Net Increase (Decrease) in Net Assets
Resulting from Operations	(4,995,460)	87,742,924
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	11,832,962	35,858,935
Class C	1,944,194	6,312,798
Class I	12,057,819	19,253,255
Cost of shares redeemed:
Class A	(61,737,501)	(92,222,816)
Class C	(25,300,695)	(37,658,853)
Class I	(23,725,011)	(30,566,844)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(84,928,232)	(99,023,525)
Total Increase (Decrease) in Net Assets	(89,923,692)	(11,280,601)
Net Assets ($):
Beginning of Period	361,040,355	372,320,956
End of Period	271,116,663	361,040,355
Accumulated investment (loss)—net	(133,157)	—
Capital Share Transactions (Shares):
Class Aa
Shares sold	288,748	966,205
Shares redeemed	(1,516,747)	(2,539,184)
Net Increase (Decrease) in Shares Outstanding	(1,227,999)	(1,572,979)
Class Ca
Shares sold	53,529	192,868
Shares redeemed	(702,703)	(1,170,647)
Net Increase (Decrease) in Shares Outstanding	(649,174)	(977,779)
Class I
Shares sold	284,203	495,874
Shares redeemed	(559,876)	(813,560)
Net Increase (Decrease) in Shares Outstanding	(275,673)	(317,686)

a During the period ended October 31, 2013, 120,388 Class C shares representing $3,992,053 were exchanged for
106,768 Class A shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended October 31,
Class A Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	41.67	32.51	34.97	51.10	40.09
Investment Operations:
Investment (loss)—net[a]	(.10)	(.01)	(.10)	(.13)	(.27)
Net realized and unrealized
gain (loss) on investments	(.28)	9.17	(.55)	(14.65)	11.26
Total from Investment Operations	(.38)	9.16	(.65)	(14.78)	10.99
Distributions:
Dividends from net realized
gain on investments	—	—	(1.81)	(1.36)	—
Proceeds from redemption fees	.00 [b]	.00 [b]	.00 [b]	.01	.02
Net asset value, end of period	41.29	41.67	32.51	34.97	51.10
Total Return (%)[c]	(.91)	28.18	(1.37)	(29.73)	27.43
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.83	1.82	1.92	1.84	1.89
Ratio of net expenses
to average net assets	1.70	1.67	1.88	1.84	1.89
Ratio of net investment (loss)
to average net assets	(.24)	(.04)	(.30)	(.27)	(.60)
Portfolio Turnover Rate	156.89	128.56	141.37	91.44	71.53
Net Assets, end of period ($ x 1,000)	148,460	200,988	207,965	302,932	610,538

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

		Year Ended October 31,
Class C Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	36.83	28.96	31.60	46.64	36.86
Investment Operations:
Investment (loss)—net[a]	(.36)	(.27)	(.30)	(.41)	(.53)
Net realized and unrealized
gain (loss) on investments	(.25)	8.14	(.53)	(13.28)	10.29
Total from Investment Operations	(.61)	7.87	(.83)	(13.69)	9.76
Distributions:
Dividends from net realized
gain on investments	—	—	(1.81)	(1.36)	—
Proceeds from redemption fees	.00 [b]	.00 [b]	.00 [b]	.01	.02
Net asset value, end of period	36.22	36.83	28.96	31.60	46.64
Total Return (%)[c]	(1.66)	27.17	(2.13)	(30.26)	26.56
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.59	2.59	2.68	2.58	2.60
Ratio of net expenses
to average net assets	2.45	2.44	2.64	2.58	2.60
Ratio of net investment (loss)
to average net assets	(.99)	(.83)	(1.07)	(.98)	(1.31)
Portfolio Turnover Rate	156.89	128.56	141.37	91.44	71.53
Net Assets, end of period ($ x 1,000)	74,230	99,380	106,457	153,058	283,842

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.

See notes to financial statements.

16

		Year Ended October 31,
Class I Shares	2014	2013		2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	43.26	33.66		36.04	52.51	41.06
Investment Operations:
Investment income (loss)—net[a]	.00 [b]	.08		(.02)	(.03)	(.10)
Net realized and unrealized
gain (loss) on investments	(.29)	9.52		(.55)	(15.09)	11.53
Total from Investment Operations	(.29)	9.60		(.57)	(15.12)	11.43
Distributions:
Dividends from net realized
gain on investments	—	—		(1.81)	(1.36)	—
Proceeds from redemption fees	.00 [b]	.00	[b]	.00 [b]	.01	.02
Net asset value, end of period	42.97	43.26		33.66	36.04	52.51
Total Return (%)	(.67)	28.52		(1.10)	(29.57)	27.86
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.55	1.54		1.64	1.60	1.56
Ratio of net expenses
to average net assets	1.45	1.39		1.60	1.60	1.56
Ratio of net investment income
(loss) to average net assets	.01	.22		(.05)	(.07)	(.22)
Portfolio Turnover Rate	156.89	128.56		141.37	91.44	71.53
Net Assets, end of period ($ x 1,000)	48,426	60,672		57,899	86,871	165,622

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Greater China Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Hamon Asian Advisors Limited (“Hamon”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 1 billion shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (400 million shares authorized), Class C (200 million shares authorized), and Class I (400 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

18

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

20

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign
Common Stocks†	49,683,676	222,279,551	††	—	271,963,227
Mutual Funds	1,365,000	—		—	1,365,000
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	(600)		—	(600)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.
†††	Amount shown represents unrealized (depreciation) at period end.

At October 31, 2013, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign cur-

22

rency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2013 ($)	Purchases ($)	Sales ($)	10/31/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	—	118,356,000	116,991,000	1,365,000.5

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

The fund follows an investment policy of investing primarily in the securities of Chinese issuers and other investments that are tied economically to China. Because the fund’s investments are concentrated in China, the fund’s performance is expected to be closely tied to social, political and economic conditions within China and to be more volatile than the performance of more geographically diversified funds.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2014, the components of accumulated earnings on a tax basis were as follows: accumulated capital losses $5,470,717 and unrealized appreciation $33,742,793. In addition, the fund deferred for tax purposes late year ordinary losses of $133,157 to the first day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-

24

enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2014. The fund has $5,470,717 of post-enactment short-term capital losses which can be carried forward for an unlimited period.

The fund has analyzed its tax positions with respect to applicable income tax issues for open tax years (in each respective jurisdiction) and determined no material tax liabilities existed.The fund operates in certain jurisdictions where the tax laws are evolving and, therefore, the application and interpretation of these laws and regulations is uncertain. In the future, the fund’s tax position in these jurisdictions may be subject to review from time to time which could result in tax liabilities.

During the period ended October 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency gains and losses and net operating losses, the fund increased accumulated undistributed investment income-net by $1,116,956, increased accumulated net realized gain (loss) on investments by $215,546 and decreased paid-in capital by $1,332,502. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2014 was approximately $517,300 with a related weighted average annualized interest rate of 1.09%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.25% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2013 through March 31, 2015, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.45% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $375,436 during the period ended October 31, 2014.

Pursuant to a sub-investment advisory agreement between Dreyfus and Hamon, Dreyfus pays Hamon a fee at the annual rate of .625% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2014, the Distributor retained $10,807 from commissions earned on sales of the fund’s Class A shares and $3,245 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2014, Class C shares were charged $634,714 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average

26

daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2014, Class A and Class C shares were charged $432,670 and $211,572, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2014, the fund was charged $75,340 for transfer agency services and $4,488 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $320.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2014, the fund was charged $293,525 pursuant to the custody agreement.

During the period ended October 31, 2014, the fund was charged $8,015 for services performed by the Chief Compliance Officer and his staff.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $279,613, Distribution Plan fees $45,846, Shareholder Services Plan fees $46,007, custodian fees $94,826, Chief Compliance Officer fees $617 and transfer agency fees $21,509, which are offset against an expense reimbursement currently in effect in the amount of $48,841.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through the use of the fund’s exchange privilege. During the period ended October 31, 2014, redemption fees charged and retained by the fund amounted to $9,354.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended October 31, 2014, amounted to $482,059,398 and $568,105,371, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2014 is discussed below.

Master Netting Arrangements: The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain deriva-

28

tive financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk is mitigated by Master Agreements between the fund and the counterparty.The following summarizes open forward contracts at October 31, 2014:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:
Hong Kong Dollar,
Expiring
11/3/2014 [a]	38,000,000	4,899,370	4,899,970	(600)

Counterparty:
a Standard Chartered Bank

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At October 31, 2014, derivative liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Liabilities ($)
Forward contracts	(600)
Total gross amount of derivative liabilities
in the Statement of Assets and Liabilities	(600)
Derivatives not subject to Master Agreements	—
Total gross amount of liabilities
subject to Master Agreements	(600)

The following table presents derivative liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of October 31, 2014:

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparty	Liabilities ($)[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Standard Chartered Bank	(600)	—	—	(600)

1	Absent a default event or early termination, OTC derivative liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

30

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2014:

Average Market Value ($)
Forward contracts	2,378,111

At October 31, 2014, the cost of investments for federal income tax purposes was $239,584,768; accordingly, accumulated net unrealized appreciation on investments was $33,743,459, consisting of $48,199,120 gross unrealized appreciation and $14,455,661 gross unrealized depreciation.

The Fund 31

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Greater China Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Greater China Fund (one of the series comprising Dreyfus Premier Investment Funds, Inc.) as of October 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Greater China Fund at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 29, 2014

32

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby reports the following information regarding its fiscal year ended October 31, 2014:

—the total amount of taxes paid to foreign countries was $282,519

—the total amount of income sourced from foreign countries was $4,796,307.

Where required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2014 calendar year with Form 1099-DIV which will be mailed in early 2015.

The Fund 33

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 144
———————
Peggy C. Davis (71)
Board Member (2012)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 51
———————
David P. Feldman (74)
Board Member (1991)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1985-present)
Other Public Company Board Membership During Past 5Years:
• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-present)
No. of Portfolios for which Board Member Serves: 37
———————
Ehud Houminer (74)
Board Member (2012)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Membership During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 61

34

Lynn Martin (74)
Board Member (1993)
Principal Occupation During Past 5Years:
• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)
Other Public Company Board Memberships During Past 5Years:
• AT&T Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 37

———————
Robin A. Melvin (51)
Board Member (2011)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 113

———————
Dr. Martin Peretz (75)
Board Member (2012)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-2011) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-2010)
No. of Portfolios for which Board Member Serves: 37

———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
Daniel Rose, Emeritus Board Member
Philip L.Toia, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

TheFund 35

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 144 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Deputy General Counsel, Investment Management, of BNY Mellon since August 2014; Chief Legal Officer of the Manager since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 58 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1991.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 38 years old and has been an employee of the Manager since March 2013.

36

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 169 portfolios). He is 57 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director of UBS Investment Bank; until March 2010, AML Compliance Officer and Senior Vice President of Citi Global Wealth Management. He is an officer of 65 investment companies (comprised of 164 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Distributor since October 2011.

The Fund 37

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that David Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   David Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $233,492 in 2013 and $119,082 in 2014.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $37,200 in 2013 and $36,360 in 2014. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0  in 2013 and $0 in 2014.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $33,447 in 2013 and $17,287 in 2014. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $1,409 in 2013 and $3,203 in 2014. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2013 and $0 in 2014.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $53,266,415 in 2013 and $26,822,186 in 2014.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    December 18, 2014

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    December 18, 2014

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)